Value Line Asset Allocation Fund, Inc.
Schedule of Investments (unaudited)
March 31, 2024

Shares		Value
COMMON STOCKS 63.1%
CONSUMER DISCRETIONARY 1.4%
	DISTRIBUTION/WHOLESALE 1.4%
34,800	Pool Corp.	$14,041,800
CONSUMER STAPLES 2.3%
	RETAIL 2.3%
30,000	Costco Wholesale Corp.	21,978,900
FINANCIALS 11.5%
	COMMERCIAL SERVICES 1.5%
33,619	S&P Global, Inc.	14,303,203
	DIVERSIFIED FINANCIALS 2.5%
180,944	Intercontinental Exchange, Inc.	24,867,134
	INSURANCE 6.4%
70,100	American Financial Group, Inc.	9,567,248
57,300	Marsh & McLennan Cos., Inc.	11,802,654
75,100	RLI Corp.	11,150,097
332,256	W R Berkley Corp.	29,384,721
		61,904,720
	SOFTWARE 1.1%
18,600	MSCI, Inc.	10,424,370
		111,499,427
HEALTHCARE 6.7%
	HEALTHCARE PRODUCTS 4.2%
26,812	IDEXX Laboratories, Inc.(1)	14,476,603
72,371	Stryker Corp.	25,899,410
		40,376,013
	HEALTHCARE SERVICES 1.5%
22,699	Chemed Corp.	14,571,169
	PHARMACEUTICALS 1.0%
60,000	Zoetis, Inc.	10,152,600
		65,099,782
INDUSTRIALS 16.0%
	AEROSPACE/DEFENSE 4.4%
34,800	TransDigm Group, Inc.	42,859,680
	BUILDING MATERIALS 0.5%
9,500	Lennox International, Inc.	4,643,220
	COMMERCIAL SERVICES 4.7%
66,000	Cintas Corp.	45,343,980
	ENGINEERING & CONSTRUCTION 0.3%
39,300	Exponent, Inc.	3,249,717
	ENVIRONMENTAL CONTROL 3.8%
192,627	Republic Services, Inc.	36,876,513
	TRANSPORTATION 2.3%
91,300	Union Pacific Corp.	22,453,409
		155,426,519
INFORMATION TECHNOLOGY 25.2%
	COMMERCIAL SERVICES 1.8%
36,000	Gartner, Inc.(1)	17,160,120
	COMPUTERS 3.8%
43,751	Accenture PLC Class A	15,164,534
146,900	CGI, Inc.(1)	16,230,981
Shares		Value
COMMON STOCKS 63.1% (continued)
INFORMATION TECHNOLOGY 25.2% (continued)
	COMPUTERS 3.8% (continued)
21,800	EPAM Systems, Inc.(1)	$6,020,288
		37,415,803
	INTERNET 0.6%
22,000	CDW Corp.	5,627,160
	SOFTWARE 17.2%
38,400	Adobe, Inc.(1)	19,376,640
72,700	Cadence Design Systems, Inc.(1)	22,630,056
22,700	Fair Isaac Corp.(1)	28,366,147
24,810	Intuit, Inc.	16,126,500
36,100	Roper Technologies, Inc.	20,246,324
30,525	ServiceNow, Inc.(1)	23,272,260
25,800	Synopsys, Inc.(1)	14,744,700
52,737	Tyler Technologies, Inc.(1)	22,413,752
		167,176,379
	TELECOMMUNICATIONS 1.8%
48,100	Motorola Solutions, Inc.	17,074,538
		244,454,000
TOTAL COMMON STOCKS (Cost $312,114,254)		612,500,428

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS 0.6%
$ 1,958,676	FHLMC, Series 2023-DNA1, Class M1A, REMIC, (SOFR30A + 2.10%), 7.42%, 3/25/43(2)(3)	1,998,356
1,954,850	FNMA, Series 2023-R02, Class 1M1, (SOFR30A + 2.30%), 7.62%, 1/25/43(2)(3)	2,001,269
2,019,162	FNMA, Series 2023-R04, Class 1M1, (SOFR30A + 2.30%), 7.62%, 5/25/43(2)(3)	2,060,738
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,951,679)		6,060,363
COMMERCIAL MORTGAGE-BACKED SECURITIES 0.6%
1,240,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2, 2.67%, 3/25/26	1,189,168
1,580,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K064, Class A2, 3.22%, 3/25/27	1,517,074
750,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K084, Class A2, 3.78%, 10/25/28(3)	723,251
1,553,351	FHLMC Multifamily Structured Pass-Through Certificates, Series K089, Class A1, 3.34%, 10/25/28	1,498,760
231,257	FREMF Mortgage Trust, Series 2015-K43, Class B, 3.73%, 2/25/48(2)(3)	226,842
105,177	GNMA, Series 2013-12, Class B, 2.07%, 11/16/52(3)	97,588
1,000,000	Morgan Stanley Capital I Trust, Series 2021-L7, Class A4, 2.32%, 10/15/54	828,028
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $6,853,915)		6,080,711
See Supplementary Notes to Financial Statements.

0

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
CORPORATE BONDS & NOTES 11.5%
BASIC MATERIALS 0.6%
	CHEMICALS 0.1%
$ 1,200,000	Eastman Chemical Co., Senior Unsecured Notes, 5.63%, 2/20/34	$1,206,654
	IRON/STEEL 0.2%
1,200,000	ArcelorMittal SA, Senior Unsecured Notes, 4.25%, 7/16/29	1,145,076
1,200,000	Steel Dynamics, Inc., Senior Unsecured Notes, 3.25%, 1/15/31	1,068,576
		2,213,652
	MINING 0.3%
1,265,000	Freeport-McMoRan, Inc., Guaranteed Notes, 4.63%, 8/1/30(4)	1,214,989
1,200,000	Newmont Corp., Guaranteed Notes, 2.60%, 7/15/32(4)	1,004,327
		2,219,316
		5,639,622
COMMUNICATIONS 1.1%
	INTERNET 0.3%
1,350,000	Expedia Group, Inc., Guaranteed Notes, 3.25%, 2/15/30(4)	1,215,240
1,300,000	Netflix, Inc., Senior Unsecured Notes, 4.88%, 4/15/28	1,298,176
		2,513,416
	MEDIA 0.2%
1,200,000	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 4.91%, 7/23/25	1,185,396
1,200,000	Comcast Corp., Guaranteed Notes, 4.15%, 10/15/28	1,171,206
		2,356,602
	TELECOMMUNICATIONS 0.6%
1,240,000	AT&T, Inc., Senior Unsecured Notes, 2.55%, 12/1/33	993,209
1,200,000	Cisco Systems, Inc., 5.50%, 1/15/40	1,262,906
1,250,000	Motorola Solutions, Inc., Senior Unsecured Notes, 2.30%, 11/15/30	1,049,271
1,275,000	T-Mobile USA, Inc., Guaranteed Notes, 3.50%, 4/15/31	1,151,423
1,200,000	Vodafone Group PLC, Senior Unsecured Notes, 4.25%, 9/17/50	968,640
		5,425,449
		10,295,467
CONSUMER, CYCLICAL 1.2%
	AUTO MANUFACTURERS 0.4%
1,275,000	Cummins, Inc., Senior Unsecured Notes, 1.50%, 9/1/30	1,042,819
1,250,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 6.05%, 3/5/31	1,258,888
1,250,000	General Motors Financial Co., Inc., 5.80%, 1/7/29	1,272,020
		3,573,727
Principal Amount		Value
CORPORATE BONDS & NOTES 11.5% (continued)
CONSUMER, CYCLICAL 1.2% (continued)
	HOME BUILDERS 0.1%
$ 1,293,000	PulteGroup, Inc., Guaranteed Notes, 5.00%, 1/15/27	$1,287,798
	LODGING 0.2%
1,250,000	Hyatt Hotels Corp., Senior Unsecured Notes, 1.80%, 10/1/24	1,223,696
1,250,000	Marriott International, Inc., 4.90%, 4/15/29(4)	1,240,138
		2,463,834
	RETAIL 0.5%
1,150,000	AutoZone, Inc., Senior Unsecured Notes, 3.75%, 6/1/27	1,108,793
1,225,000	Costco Wholesale Corp., Senior Unsecured Notes, 1.75%, 4/20/32	992,402
1,300,000	McDonald's Corp., Senior Unsecured Notes, 4.60%, 9/9/32(4)	1,279,097
1,200,000	TJX Cos., Inc. (The), 2.25%, 9/15/26(4)	1,130,842
		4,511,134
		11,836,493
CONSUMER, NON-CYCLICAL 2.1%
	BEVERAGES 0.3%
1,225,000	Constellation Brands, Inc., 2.25%, 8/1/31	1,011,832
1,225,000	Constellation Brands, Inc., Guaranteed Notes, 5.25%, 11/15/48	1,169,793
1,265,000	Diageo Capital PLC, Guaranteed Notes, 2.00%, 4/29/30	1,076,441
		3,258,066
	BIOTECHNOLOGY 0.4%
1,210,000	Amgen, Inc., Senior Unsecured Notes, 2.20%, 2/21/27	1,120,445
1,300,000	Gilead Sciences, Inc., 4.60%, 9/1/35	1,245,637
1,225,000	Regeneron Pharmaceuticals, Inc., Senior Unsecured Notes, 1.75%, 9/15/30	1,002,550
		3,368,632
	COMMERCIAL SERVICES 0.1%
1,200,000	PayPal Holdings, Inc., Senior Unsecured Notes, 2.65%, 10/1/26	1,132,743
	HEALTHCARE PRODUCTS 0.2%
1,200,000	Smith & Nephew PLC, Senior Unsecured Notes, 2.03%, 10/14/30	990,269
1,300,000	Stryker Corp., 3.38%, 11/1/25	1,262,447
		2,252,716
	HEALTHCARE SERVICES 0.3%
1,250,000	Elevance Health, Inc., 4.75%, 2/15/33	1,219,856
1,250,000	HCA, Inc., Guaranteed Notes, 5.38%, 2/1/25	1,246,371
		2,466,227
	PHARMACEUTICALS 0.8%
1,310,000	AbbVie, Inc., Senior Unsecured Notes, 2.95%, 11/21/26	1,247,641
1,250,000	Becton Dickinson and Co., Senior Unsecured Notes, 3.70%, 6/6/27(4)	1,200,926
1,375,000	CVS Health Corp., Senior Unsecured Notes, 1.75%, 8/21/30	1,129,438
1,200,000	Eli Lilly & Co., 4.70%, 2/27/33	1,196,904
See Supplementary Notes to Financial Statements.

March 31, 2024

Principal Amount		Value
CORPORATE BONDS & NOTES 11.5% (continued)
CONSUMER, NON-CYCLICAL 2.1% (continued)
	PHARMACEUTICALS 0.8% (continued)
$ 1,200,000	Merck & Co., Inc., Senior Unsecured Notes, 3.90%, 3/7/39(4)	$1,060,474
1,250,000	Pfizer Investment Enterprises Pte. Ltd., 4.65%, 5/19/30	1,237,872
1,315,000	Takeda Pharmaceutical Co. Ltd., Senior Unsecured Notes, 3.03%, 7/9/40	990,977
		8,064,232
		20,542,616
ENERGY 1.5%
	OIL & GAS 0.6%
1,200,000	BP Capital Markets America, Inc., Guaranteed Notes, 4.70%, 4/10/29	1,196,988
1,325,000	Hess Corp., Senior Unsecured Notes, 4.30%, 4/1/27(4)	1,299,182
1,250,000	Marathon Oil Corp., Senior Unsecured Notes, 4.40%, 7/15/27	1,214,677
1,200,000	Occidental Petroleum Corp., Senior Unsecured Notes, 5.50%, 12/1/25	1,199,168
1,200,000	Phillips 66 Co., Guaranteed Notes, 5.25%, 6/15/31	1,215,998
		6,126,013
	PIPELINES 0.9%
1,275,000	Boardwalk Pipelines LP, Guaranteed Notes, 4.95%, 12/15/24	1,267,634
1,200,000	Cheniere Energy, Inc., Senior Unsecured Notes, 4.63%, 10/15/28	1,162,739
1,250,000	Enbridge, Inc., Guaranteed Notes, 2.50%, 8/1/33	1,007,201
1,300,000	Energy Transfer LP, 5.25%, 4/15/29	1,301,437
1,275,000	Enterprise Products Operating LLC, Guaranteed Notes, 4.85%, 8/15/42	1,196,530
1,250,000	Kinder Morgan, Inc., 5.20%, 6/1/33(4)	1,231,027
1,250,000	Targa Resources Corp., 6.50%, 3/30/34	1,343,093
		8,509,661
		14,635,674
FINANCIAL 3.1%
	BANKS 1.5%
1,250,000	Bank of America Corp., (SOFR + 2.16%), 5.02%, 7/22/33(3)(4)	1,230,322
1,250,000	Bank of New York Mellon Corp., (SOFR + 1.51%), 4.71%, 2/1/34(3)	1,206,131
1,250,000	Citigroup, Inc., Senior Unsecured Notes, (SOFR + 2.09%), 4.91%, 5/24/33(3)	1,205,084
1,278,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44	1,241,312
1,200,000	Goldman Sachs Group, Inc., Senior Unsecured Notes, 3.75%, 2/25/26	1,171,564
1,325,000	JPMorgan Chase & Co., Subordinated Notes, 4.13%, 12/15/26	1,291,949
1,200,000	JPMorgan Chase & Co., Senior Unsecured Notes, (SOFR + 1.64%), 3.96%, 11/15/48(3)	981,417
1,250,000	Morgan Stanley, (SOFR + 2.56%), 6.34%, 10/18/33(3)	1,337,430
Principal Amount		Value
CORPORATE BONDS & NOTES 11.5% (continued)
FINANCIAL 3.1% (continued)
	BANKS 1.5% (continued)
$ 1,200,000	National Australia Bank Ltd., 5.20%, 5/13/25	$1,200,237
1,200,000	NatWest Group PLC, (1 yr. CMT + 1.35%), 5.85%, 3/2/27(3)	1,205,757
1,250,000	Royal Bank of Canada, 5.00%, 2/1/33	1,245,534
1,300,000	Wells Fargo & Co., (SOFR + 2.13%), 4.61%, 4/25/53(3)(4)	1,148,681
		14,465,418
	DIVERSIFIED FINANCIALS 0.6%
1,275,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Guaranteed Notes, 1.75%, 1/30/26	1,190,479
1,200,000	Ally Financial, Inc., Senior Unsecured Notes, 4.75%, 6/9/27(4)	1,165,717
1,250,000	American Express Co., Senior Unsecured Notes, (SOFR + 1.28%), 5.28%, 7/27/29(3)	1,257,776
1,250,000	Discover Financial Services, Senior Unsecured Notes, 4.10%, 2/9/27	1,205,950
1,200,000	Synchrony Financial, 4.88%, 6/13/25	1,182,146
		6,002,068
	INSURANCE 0.3%
1,325,000	Aflac, Inc., Senior Unsecured Notes, 3.60%, 4/1/30	1,232,483
1,200,000	CNA Financial Corp., 3.45%, 8/15/27	1,134,697
		2,367,180
	REITS 0.7%
1,200,000	American Tower Corp., 5.50%, 3/15/28	1,210,049
1,300,000	Crown Castle, Inc., Senior Unsecured Notes, 3.80%, 2/15/28	1,230,732
1,250,000	Equinix, Inc., Senior Unsecured Notes, 2.50%, 5/15/31	1,042,692
1,250,000	Kimco Realty Corp., Senior Unsecured Notes, 2.25%, 12/1/31	1,007,915
1,225,000	Welltower, Inc., Senior Unsecured Notes, 4.25%, 4/15/28	1,187,670
1,300,000	Weyerhaeuser Co., 4.75%, 5/15/26(4)	1,287,909
		6,966,967
		29,801,633
INDUSTRIAL 0.6%
	AEROSPACE/DEFENSE 0.1%
1,250,000	RTX Corp., 4.50%, 6/1/42	1,115,302
	ELECTRONICS 0.2%
1,260,000	Amphenol Corp., Senior Unsecured Notes, 2.20%, 9/15/31	1,042,839
1,250,000	Flex Ltd., Senior Unsecured Notes, 4.75%, 6/15/25	1,235,333
		2,278,172
	MISCELLANEOUS MANUFACTURERS 0.1%
1,200,000	Teledyne Technologies, Inc., 2.25%, 4/1/28	1,079,072
	TRANSPORTATION 0.2%
1,250,000	CSX Corp., Senior Unsecured Notes, 3.35%, 9/15/49	899,669
See Supplementary Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
CORPORATE BONDS & NOTES 11.5% (continued)
INDUSTRIAL 0.6% (continued)
	TRANSPORTATION 0.2% (continued)
$ 1,300,000	Union Pacific Corp., Senior Unsecured Notes, 3.25%, 2/5/50(4)	$947,472
		1,847,141
		6,319,687
TECHNOLOGY 1.1%
	COMPUTERS 0.4%
1,250,000	Apple, Inc., 4.65%, 2/23/46	1,202,393
1,250,000	Dell International LLC/EMC Corp., Senior Unsecured Notes, 4.90%, 10/1/26	1,242,287
1,200,000	Kyndryl Holdings, Inc., Senior Unsecured Notes, 3.15%, 10/15/31	1,009,748
		3,454,428
	SEMICONDUCTORS 0.4%
1,265,000	Analog Devices, Inc., Senior Unsecured Notes, 2.80%, 10/1/41	918,327
1,225,000	Broadcom, Inc., 4.30%, 11/15/32	1,151,021
1,200,000	Micron Technology, Inc., Senior Unsecured Notes, 5.30%, 1/15/31	1,206,940
1,250,000	NVIDIA Corp., 3.50%, 4/1/40	1,058,354
		4,334,642
	SOFTWARE 0.3%
1,250,000	Adobe, Inc., Senior Unsecured Notes, 2.30%, 2/1/30	1,100,055
1,275,000	Oracle Corp., 6.25%, 11/9/32	1,364,176
		2,464,231
		10,253,301
UTILITIES 0.2%
	ELECTRIC 0.2%
1,275,000	Duke Energy Corp., Senior Unsecured Notes, 4.50%, 8/15/32	1,208,643
1,200,000	Southern Co., 5.70%, 3/15/34	1,237,613
		2,446,256
TOTAL CORPORATE BONDS & NOTES (Cost $117,733,310)		111,770,749
LONG-TERM MUNICIPAL SECURITIES 0.8%
	CALIFORNIA 0.4%
1,000,000	City of Los Angeles, Series A, GO, 3.55%, 9/1/31	952,270
1,200,000	Regents of the University of California Medical Center Pooled Revenue, Series Q, 4.13%, 5/15/32	1,149,816
1,250,000	State of California, GO, 5.70%, 10/1/32	1,334,515
		3,436,601
	MICHIGAN 0.1%
1,200,000	University of Michigan, 5.18%, 4/1/35	1,206,574
	NEW YORK 0.1%
1,250,000	New York City Transitional Finance Authority Building Aid Revenue, (ST AID WITHHLDG), 4.80%, 7/15/26	1,241,781
	OREGON 0.1%
1,100,000	State of Oregon, Series C, GO, 2.38%, 5/1/36	852,034
Principal Amount		Value
LONG-TERM MUNICIPAL SECURITIES 0.8% (continued)
	TEXAS 0.1%
$ 1,250,000	City of Austin Electric Utility Revenue, Series A, 2.84%, 11/15/27	$1,179,950
TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $8,197,279)		7,916,940
RESIDENTIAL MORTGAGE-BACKED SECURITIES 8.6%
33,502	FHLMC, Series 4151, Class PA, 2.00%, 1/15/33	30,996
4,159	FHLMC Gold PC Pool #G08488, 3.50%, 4/1/42	3,835
958,812	FHLMC Pool #QB2462, 3.00%, 8/1/50	833,315
1,813,009	FHLMC Pool #QB2958, 3.00%, 9/1/50	1,572,270
7,508,736	FHLMC Pool #QF1236, 4.50%, 10/1/52	7,149,654
2,787,973	FHLMC Pool #QG6306, 5.00%, 7/1/53	2,720,760
783,828	FHLMC Pool #RA6817, 2.50%, 2/1/52	652,711
766,374	FHLMC Pool #RB5022, 3.00%, 11/1/39	695,080
660,314	FHLMC Pool #SD7514, 3.50%, 4/1/50	600,803
1,953,102	FHLMC Pool #SD8108, 3.00%, 11/1/50	1,694,987
796,499	FHLMC Pool #SD8196, 3.50%, 2/1/52	713,830
6,751,830	FHLMC Pool #SD8256, 4.00%, 10/1/52	6,252,547
835,633	FHLMC Pool #ZS4647, 3.50%, 1/1/46	761,908
1,320,712	FNMA Pool #AS0516, 3.00%, 9/1/43	1,178,945
205,076	FNMA Pool #AX9528, 3.50%, 2/1/45	187,264
27,738	FNMA Pool #AZ6194, 3.50%, 10/1/45	25,408
1,166,340	FNMA Pool #BM3634, 3.50%, 5/1/47	1,063,506
1,025,513	FNMA Pool #BP5709, 2.50%, 5/1/50	855,225
2,418,787	FNMA Pool #BX7762, 5.00%, 3/1/53	2,365,618
776,247	FNMA Pool #CA5540, 3.00%, 4/1/50	678,299
4,935,284	FNMA Pool #CB2403, 2.50%, 12/1/51	4,082,458
7,607,260	FNMA Pool #CB5892, 4.50%, 3/1/53	7,247,104
2,461,330	FNMA Pool #FM2202, 4.00%, 12/1/48	2,322,061
1,013,050	FNMA Pool #FM3254, 3.50%, 5/1/49	926,861
979,114	FNMA Pool #FM4140, 2.50%, 9/1/50	823,307
1,022,981	FNMA Pool #FM9509, 3.00%, 11/1/36	953,988
1,293,901	FNMA Pool #FM9760, 3.50%, 11/1/51	1,163,020
1,815,670	FNMA Pool #FM9834, 3.50%, 6/1/49	1,652,739
1,594,050	FNMA Pool #FM9939, 4.00%, 1/1/52	1,478,242
3,185,559	FNMA Pool #FS7252, MBS, 5.00%, 11/1/53	3,108,562
895,340	FNMA Pool #MA4055, 2.50%, 6/1/50	747,044
2,847,812	FNMA Pool #MA4078, 2.50%, 7/1/50	2,376,371
1,224,124	FNMA Pool #MA4222, 3.50%, 12/1/50	1,111,335
1,437,254	FNMA Pool #MA4494, 3.00%, 12/1/51	1,243,072
2,233,402	FNMA Pool #MA4495, 3.50%, 12/1/51	2,006,346
5,657,671	FNMA Pool #MA5106, 5.00%, 8/1/53	5,519,754
2,270,637	FNMA Pool #MA5283, MBS, 4.00%, 2/1/54	2,102,709
14,686	FNMA REMIC Trust Series 2013-18, Series 2013-18, Class AE, 2.00%, 3/25/28	13,994
33,606	FNMA REMIC Trust Series 2013-41, Series 2013-41, Class WD, 2.00%, 11/25/42	30,118
7,524,810	GNMA, Series 2021-98, Class IG, IO, 3.00%, 6/20/51	1,204,653
1,081,912	GNMA II Pool #MA3937, 3.50%, 9/20/46	994,988
730,992	GNMA II Pool #MA7054, 3.50%, 12/20/50	671,074
3,415,789	GNMA II Pool #MA7651, 3.50%, 10/20/51	3,114,381
See Supplementary Notes to Financial Statements.

March 31, 2024

Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES 8.6% (continued)
$ 6,219,952	GNMA II Pool #MA7705, MBS, 2.50%, 11/20/51	$5,300,256
2,971,502	GNMA II Pool #MA8945, 4.00%, 6/20/53	2,779,926
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $89,960,515)		83,011,324
U.S. TREASURY OBLIGATIONS 10.6%
3,170,000	U.S. Treasury Bonds, 5.38%, 2/15/31	3,403,416
5,000,000	U.S. Treasury Bonds, 3.50%, 2/15/39	4,593,555
10,000,000	U.S. Treasury Bonds, 2.75%, 11/15/42	7,826,953
7,500,000	U.S. Treasury Bonds, 3.88%, 5/15/43	6,921,973
2,275,000	U.S. Treasury Bonds, 3.00%, 2/15/48	1,779,388
10,500,000	U.S. Treasury Bonds, 2.25%, 8/15/49	7,001,777
4,000,000	U.S. Treasury Bonds, 2.25%, 2/15/52	2,631,094
4,250,000	U.S. Treasury Bonds, 2.88%, 5/15/52	3,215,723
4,000,000	U.S. Treasury Bonds, 3.63%, 5/15/53	3,514,375
6,000,000	U.S. Treasury Notes, 2.38%, 8/15/24	5,934,082
6,000,000	U.S. Treasury Notes, 3.00%, 9/30/25	5,843,906
3,050,000	U.S. Treasury Notes, 4.63%, 2/28/26(4)	3,047,498
3,000,000	U.S. Treasury Notes, 1.63%, 5/15/26	2,819,648
5,000,000	U.S. Treasury Notes, 4.50%, 7/15/26	4,992,578
17,304,300	U.S. Treasury Notes, 2.25%, 8/15/27	16,157,214
2,000,000	U.S. Treasury Notes, 0.63%, 11/30/27	1,750,391
1,000,000	U.S. Treasury Notes, 2.75%, 2/15/28	943,984
2,000,000	U.S. Treasury Notes, 1.63%, 8/15/29	1,755,390
7,330,000	U.S. Treasury Notes, 1.50%, 2/15/30	6,301,796
2,300,000	U.S. Treasury Notes, 1.13%, 2/15/31	1,886,090
2,000,000	U.S. Treasury Notes, 2.75%, 8/15/32	1,793,828
7,000,000	U.S. Treasury Notes, 3.38%, 5/15/33	6,557,578
1,750,000	U.S. Treasury Notes, 3.88%, 8/15/33	1,703,516
TOTAL U.S. TREASURY OBLIGATIONS (Cost $105,389,385)		102,375,753

Shares		Value
SHORT-TERM INVESTMENTS 4.2%
	MONEY MARKET FUNDS 4.2%
36,312,792	State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.26%(5)	36,312,792
4,692,810	State Street Navigator Securities Lending Government Money Market Portfolio(6)	4,692,810
		41,005,602
TOTAL SHORT-TERM INVESTMENTS (Cost $41,005,602)		41,005,602
TOTAL INVESTMENTS IN SECURITIES 100.0% (Cost $687,205,939)		$970,721,870
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES 0.0%		334,952
NET ASSETS(7) 100.0%		$971,056,822

(1)	Non-income producing.
(2)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(3)
Floating or variable rate security. The rate disclosed is
the rate in effect as of March 31, 2024. The information
in parentheses represents the benchmark and reference
rate for each relevant security and the rate adjusts based
upon the reference rate and spread. The security may be
further subject to interest rate floor and caps. For
securities which do not indicate a reference rate and
spread in their descriptions, the interest rate adjusts
periodically based on current interest rates and, for
mortgage-backed securities, prepayments in the
underlying pool of assets.

(4)	A portion or all of the security was held on loan. As of March 31, 2024, the market value of the securities on loan was $14,223,691.
(5)	Rate reflects 7 day yield as of March 31, 2024.
(6)
Securities with an aggregate market value of
$14,223,691 were out on loan in exchange for
$4,692,810 of cash collateral as of March 31, 2024. The
collateral was invested in a cash collateral reinvestment
vehicle.

(7)
For federal income tax purposes, the aggregate cost was
$687,205,939, aggregate gross unrealized appreciation
was $304,064,112, aggregate gross unrealized
depreciation was $20,548,181 and the net unrealized
appreciation was $283,515,931.

CMT	Constant Maturity Treasury.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
FREMF	Freddie Mac Multifamily.
GNMA	Government National Mortgage Association.
REITS	Real Estate Investment Trusts.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
ST AID WITHHLDG	State Aid Withholding.
See Supplementary Notes to Financial Statements.

Supplementary Notes to Schedule of Investments

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•
Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•
Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•
Level 3 - Inputs that are unobservable.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Fund's investments in securities as of March 31, 2024:
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$612,500,428	$—	$—	$612,500,428
Collateralized Mortgage Obligations	—	6,060,363	—	6,060,363
Commercial Mortgage-Backed Securities	—	6,080,711	—	6,080,711
Corporate Bonds & Notes*	—	111,770,749	—	111,770,749
Long-Term Municipal Securities*	—	7,916,940	—	7,916,940
Residential Mortgage-Backed Securities	—	83,011,324	—	83,011,324
U.S. Treasury Obligations	—	102,375,753	—	102,375,753
Short-Term Investments	41,005,602	—	—	41,005,602
Total Investments in Securities	$653,506,030	$317,215,840	$—	$970,721,870

*	See Schedule of Investments for further breakdown by category.
An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.
During the period ended March 31, 2024, there were no Level 3 investments.